Loans (Tables)	12 Months Ended
Mar. 31, 2021
Loans by Facility
Loans by facility as of March 31, 2020 and March 31, 2021 were as follows:

	As of March 31,
	2020		2021		2021
	(In millions)
Retail loans:
Auto loans	Rs.	952,053.1	Rs.	964,053.2	US$	13,180.9
Personal loans/Credit cards		1,920,601.6		2,042,727.2		27,929.0
Retail business banking		1,658,770.3		2,007,845.9		27,452.1
Commercial vehicle and construction equipment finance		747,382.4		805,329.8		11,010.8
Housing loans		634,612.4		702,235.5		9,601.3
Other retail loans		1,127,380.6		1,306,641.0		17,864.9

Subtotal	Rs.	7,040,800.4	Rs.	7,828,832.6	US$	107,039.0
Wholesale loans	Rs.	3,583,055.2	Rs.	4,214,885.3	US$	57,627.7

Gross loans		10,623,855.6		12,043,717.9		164,666.7
Less: Allowance for credit losses		198,833.2		343,528.7		4,696.9

Total	Rs.	10,425,022.4	Rs.	11,700,189.2	US$	159,969.8

Financing Receivable, by Maturity
The maturity of gross loans as of March 31, 2021 is set out below:

	As of March 31, 2021
	Wholesale loans		Retail loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	1,877,821.3	Rs.	2,235,330.0	Rs.	4,113,151.3
Over one year through five years		1,475,971.2		4,955,833.2		6,431,804.4
Over five years		861,092.8		637,669.4		1,498,762.2

Total	Rs.	4,214,885.3	Rs.	7,828,832.6	Rs.	12,043,717.9

Total	US$	57,627.7	US$	107,039.0	US$	164,666.7

Past Due Financing Receivables

The following table provides details of age analysis of loans and finance receivable on non-accrual
status as of March 31, 2020 and March 31, 2021.

	As of March 31, 2020
	31-90 days past due		Non-accrual/ 91 days or more past due		Current 1,2		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	4,049.3	Rs.	15,279.2	Rs.	932,724.6	Rs.	952,053.1	Rs.	15,279.2
Personal loans/Credit card		16,819.3		14,481.7		1,889,300.6		1,920,601.6		14,481.7
Retail business banking		15,210.9		32,866.3		1,610,693.1		1,658,770.3		32,866.3
Commercial vehicle and construction equipment finance		17,679.2		22,992.2		706,711.0		747,382.4		22,992.2
Housing loans		3,330.9		2,921.3		628,360.2		634,612.4		2,921.3
Other retail		13,038.1		33,462.8		1,080,879.7		1,127,380.6		33,462.8
Wholesale loans		5,126.9		35,423.4		3,542,504.9		3,583,055.2		35,423.4

Total	Rs.	75,254.6	Rs.	157,426.9	Rs.	10,391,174.1	Rs.	10,623,855.6	Rs.	157,426.9

1	Loans up to 30 days past due are considered current
2	Includes crop related agricultural loans with days past due less than 366 as they are not considered as non-performing Rs. 34.0 billion .

	As of March 31, 2021
	31-90 days past due		Non-accrual/ 91 days or more past due		Current 1,2		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	8,523.6	Rs.	28,476.3	Rs.	927,053.3	Rs.	964,053.2	Rs.	28,476.3
Personal loans/Credit card		25,026.7		37,026.1		1,980,674.4		2,042,727.2		37,026.1
Retail business banking		19,239.0		31,328.9		1,957,278.0		2,007,845.9		31,328.9
Commercial vehicle and construction equipment finance		16,946.0		32,015.3		756,368.5		805,329.8		32,015.3
Housing loans		4,530.8		5,171.9		692,532.8		702,235.5		5,171.9
Other retail		18,535.0		39,584.4		1,248,521.6		1,306,641.0		39,584.4
Wholesale loans		6,277.0		40,179.5		4,168,428.8		4,214,885.3		40,179.5

Total	Rs.	99,078.1	Rs.	213,782.4	Rs.	11,730,857.4	Rs.	12,043,717.9	Rs.	213,782.4

Total	US$	1,354.6	US$	2,923.0	US$	160,389.1	US$	164,666.7	US$	2,923.0

1	Loans up to 30 days past due are considered current
2	Includes crop related agricultural loans with days past due less than 366 as they are not considered as non-performing Rs. 33.6 billion.

Allowance for Credit Losses on Financing Receivables
Allowance for credit losses as of March 31, 2019 are as follows:

	As of March 31, 2019
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	3,682.2	Rs.	6,182.6	Rs.	18,709.4	Rs.	4,806.1	Rs.	974.4	Rs.	12,922.8	Rs.	15,323.0	Rs.	42,147.4	Rs.	7,759.3	Rs.	112,507.2
Write-off s		(9,155.3)		(25,197.0)		(6,665.5)		(4,812.8)		(93.3)		(5,652.0)		(1,755.7)		—		—		(53,331.6)
Net allowance for credit losses*		11,642.1		28,708.4		9,551.4		6,551.5		224.1		13,170.7		6,665.9		10,793.7		1,748.6		89,056.4
Allowance for credit losses, end of the period	Rs.	6,169.0	Rs.	9,694.0	Rs.	21,595.3	Rs.	6,544.8	Rs.	1,105.2	Rs.	20,441.5	Rs.	20,233.2	Rs.	52,941.1	Rs.	9,507.9	Rs.	148,232.0

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	20,233.2		Rs. —		Rs. —	Rs.	20,233.2
Allowance collectively evaluated for impairment		6,169.0		9,694.0		21,595.3		6,544.8		1,105.2		20,441.5		—		52,941.1		9,507.9		127,998.8
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		38,153.7		—		—		38,153.7
Loans collectively evaluated for i mpairment		13,606.7		15,781.5		29,945.0		11,254.9		2,157.1		29,523.6		—		6,135,634.8		2,835,407.3		9,073,310.9

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs 16,777.1 million . Recoveries from retail loans is Rs. 16,590.9 million and from wholesale loans is Rs. 186.2 million.

Allowance for credit losses as of March 31, 2020 are as follows:

	As of March 31, 2020
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	6,169.0	Rs.	9,694.0	Rs.	21,595.3	Rs.	6,544.8	Rs.	1,105.2	Rs.	20,441.5	Rs.	20,233.2	Rs.	52,941.1	Rs.	9,507.9	Rs.	148,232.0
Write-off s		(11,524.3)		(41,646.3)		(9,379.0)		(10,838.5)		(130.3)		(12,833.1)		(6,328.1)		—		—		(92,679.6)
Net allowance for credit losses*		13,169.8		40,487.4		9,471.1		15,901.0		439.8		16,508.1		12,521.3		31,088.3		3,694.0		143,280.8
Allowance for credit losses, end of the period	Rs.	7,814.5	Rs.	8,535.1	Rs.	21,687.4	Rs.	11,607.3	Rs.	1,414.7	Rs.	24,116.5	Rs.	26,426.4	Rs.	84,029.4	Rs.	13,201.9	Rs.	198,833.2

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	26,426.4		Rs.—		Rs.—	Rs.	26,426.4
Allowance collectively evaluated for impairment		7,814.5		8,535.1		21,687.4		11,607.3		1,414.7		24,116.5		—		84,029.4		13,201.9		172,406.8
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		35,423.4		—		—		35,423.4
Loans collectively evaluated for impairment		15,279.2		14,481.7		32,866.3		22,992.2		2,921.3		33,462.8		—		6,918,796.9		3,547,631.8		10,588,432.2

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs 25,658.9 million. Recoveries from retail loans is Rs. 22,548.7 million and from wholesale loans is Rs. 3,110.2 million.

The Bank adopted the CECL accounting guidance on April 1, 2020. Allowances for credit losses as of March 31, 2021 are as follows:

	As at March 31, 2021
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	19,219.0	Rs.	47,097.1	Rs.	32,860.3	Rs.	20,463.4	Rs.	1,700.7	Rs.	37,864.3	Rs.	39,628.4	Rs.	198,833.2	US$	2,718.7
Impact of Adopting ASC 326		9,880.9		38,091.1		3,947.5		325.5		1,659.5		234.3		26,874.2		81,013.0		1,107.6
Write-offs		(13,263.5)		(61,571.8)		(14,951.6)		(15,921.5)		(190.8)		(9,942.8)		(3,628.7)		(119,470.7)		(1,633.5)
Net allowance for credit losses*		23,559.7		86,464.6		20,432.2		21,489.3		1,408.6		21,073.4		8,725.4		183,153.2		2,504.1
Allowance for credit losses, end of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7	US$	4,696.9

Allowance for credit losses:
Individually evaluated Allowance	Rs.	34.7	Rs.	4.0	Rs.	3,540.7	Rs.	59.6	Rs.	—	Rs.	72.1	Rs.	33,222.5	Rs.	36,933.6	US$	505.0
Collectively evaluated Allowance		39,361.4		110,077.0		38,747.7		26,297.1		4,578.0		49,157.1		38,376.8		306,595.1		4,191.9
Loans:		—		—		—		—		—		—		—				—
Individually evaluated Loan s		49.5		4.2		3,560.8		59.7		—		92.7		42,786.8		46,553.7		636.5
Collectively evaluated Loans		964,003.7		2,042,723.0		2,004,285.1		805,270.1		702,235.5		1,306,548.3		4,172,098.5		11,997,164.2		164,030.2

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs 28,919.8 million (US$ 395.4 million). Recoveries from retail loans is Rs. 28,605.8 million and from wholesale loans is Rs. 314.0 million.

Troubled Debt Restructurings Modifications

	Fiscal year ended March 31, 2020
	Carrying value		TDRs involving changes in the amount of principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of principal forgiven		Net P&L impact (3)
	(In millions)
Retail Loans:
Retail business banking	Rs.	964.1	Rs.	—	Rs.	964.1	Rs.	—	Rs.	—	Rs.	43.1
Commercial vehicle and construction equipment finance		—		—		—		—		—		—
Wholesale loans		—		—		—		—		—		—

Total (4)	Rs.	964.1	Rs.	—	Rs.	964.1	Rs.	—	Rs.	—	Rs.	43.1

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred.
(4)	TDR modification during the year ended March 31, 2020 comprised of 13 cases .
There were nil
 TDRs that have defaulted in the current period within 12 months of their modification date. The defaulted TDRs are based on a payment default definition of 90 days past due.

Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2019		2020		2021		2021
	(In millions)
Wholesale loans	Rs.	199,928.0	Rs.	245,504.7	Rs.	263,190.7	US$	3,598.5
Retail loans		627,755.0		736,290.1		753,857.1		10,307.0

Total	Rs.	827,683.0	Rs.	981,794.8	Rs.	1,017,047.8	US$	13,905.5

Retail Loans
Financing Receivable Credit Quality Indicators

	Term Loans by origination year as at March 31,
Credit quality indicators-Internally assigned grade	Prior		2017		2018		2019		2020		2021		Revolving Loans		Revolving loans converted to term loans		Total
							(In millions)
Auto loans
Performing	Rs.	4,599.0	Rs.	30,174.9	Rs.	99,159.5	Rs.	168,159.1	Rs.	266,277.0	Rs.	362,747.1	Rs.	4,460.3	Rs.	—	Rs.	935,576.9
Non-performing		736.9		2,066.2		6,048.0		9,260.9		8,513.0		1,033.0		818.3		—		28,476.3

Subtotal	Rs.	5,335.9	Rs.	32,241.1	Rs.	105,207.5	Rs.	177,420.0	Rs.	274,790.0	Rs.	363,780.1	Rs.	5,278.6	Rs.	—	Rs.	964,053.2
Personal loans/Credit card
Performing	Rs.	613.8	Rs.	8,617.1	Rs.	48,658.4	Rs.	178,532.3	Rs.	483,925.8	Rs.	638,007.4	Rs.	326,118.9	Rs.	321,227.4	Rs.	2,005,701.1
Non-performing		118.6		601.7		3,144.1		8,704.2		11,381.7		1,162.5		8,259.7		3,653.6		37,026.1

Subtotal	Rs.	732.4	Rs.	9,218.8	Rs.	51,802.5	Rs.	187,236.5	Rs.	495,307.5	Rs.	639,169.9	Rs.	334,378.6	Rs .	324,881.0	Rs.	2,042,727.2
Retail business banking
Performing	Rs.	35,189.0	Rs.	49,573.1	Rs.	121,663.7	Rs.	145,473.9	Rs.	209,578.9	Rs.	480,518.2	Rs.	934,520.2	Rs.	—	Rs.	1,976,517.0
Non-performing		3,584.6		2,717.7		4,863.1		3,865.9		1,883.4		1,053.4		13,360.8		—		31,328.9

Subtotal	Rs.	38,773.6	Rs.	52,290.8	Rs.	126,526.8	Rs.	149,339.8	Rs.	211,462.3	Rs.	481,571.6	Rs.	947,881.0	Rs.	—	Rs.	2,007,845.9
Commercial vehicle and construction equipment finance
Performing	Rs.	517.8	Rs.	6,292.2	Rs.	44,766.4	Rs.	146,432.4	Rs.	214,342.4	Rs.	287,953.1	Rs.	73,010.2	Rs.	—	Rs.	773,314.5
Non-performing		155.9		836.6		4,397.4		11,112.3		10,159.4		1,086.1		4,267.6		—		32,015.3

Subtotal	Rs.	673.7	Rs.	7,128.8	Rs.	49,163.8	Rs.	157,544.7	Rs.	224,501.8	Rs.	289,039.2	Rs.	77,277.8	Rs.	—	Rs.	805,329.8
Housing loans
Performing	Rs.	272,061.4	Rs.	111,758.9	Rs.	105,069.4	Rs.	152,564.7	Rs.	55,570.3	Rs.	38.9	Rs.	—	Rs.	—	Rs.	697,063.6
Non-performing		2,407.3		1,082.6		744.5		865.9		71.6		—		—		—		5,171.9

Subtotal	Rs.	274,468.7	Rs.	112,841.5	Rs.	105,813.9	Rs.	153,430.6	Rs.	55,641.9	Rs.	38.9	Rs.	—	Rs.	—	Rs.	702,235.5
Other retail loans
Performing	Rs.	2,406.7	Rs.	8,530.0	Rs.	20,090.5	Rs.	45,854.0	Rs.	129,946.8	Rs.	483,241.9	Rs.	576,986.7	Rs.	—	Rs.	1,267,056.6
Non-performing		2,626.0		1,214.6		2,082.0		4,710.1		7,442.1		1,534.0		19,975.6		—		39,584.4

Subtotal	Rs.	5,032.7	Rs	9,744.6	Rs.	22,172.5	Rs.	50,564.1	Rs.	137,388.9	Rs.	484,775.9	Rs.	596,962.3	Rs.	—	Rs.	1,306,641.0

Total	Rs.	325,017.0	Rs.	223,465.6	Rs.	460,687.0	Rs.	875,535.7	Rs.	1,399,092.4	Rs.	2,258,375.6	Rs.	1,961,778.3	Rs.	324,881.0	Rs.	7,828,832.6

Total	US$	4,443.8	US$	3,055.3	US$	6,298.7	US$	11,970.7	US$	19,129.0	US$	30,877.4	US$	26,822.2	US$	4,441.9	US$	107,039.0

Wholesale loans
Financing Receivable Credit Quality Indicators
Wholesale Loans
The Bank has in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/non-performing.
Wholesale loans that are not
non-performing
are disclosed as pass or labeled and considered to be performing. Labeled loans are those with evidence of weakness where such exposures indicate deteriorating trends which if not corrected could adversely impact repayment of the obligations. The Bank’s model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.
The following table provides information on primary credit quality indicator as at March 31, 2021

	Term loans by origination year as at March 31,
Credit quality indicators-Internally assigned grade	Prior		2017		2018		2019		2020		2021		Revolving Loans		Total
							(In millions)
Wholesale loans
Pass	Rs.	3,939.4	Rs.	3,332.3	Rs.	298,631.5	Rs.	324,816.0	Rs.	568,907.1	Rs.	2,007,206.0	Rs.	930,417.0	Rs.	4,137,249.3
L abeled		—		—		7,503.2		10,194.9		2,427.6		4,073.6		13,257.2		37,456.5
Non-performing		445.8		84.3		10,893.1		4,778.7		1,445.3		2,255.7		20,276.6		40,179.5

Total	Rs.	4,385.2	Rs.	3,416.6	Rs.	317,027.8	Rs.	339,789.6	Rs.	572,780.0	Rs.	2,013,535.3	Rs.	963,950.8	Rs.	4,214,885.3

Total	US$	60.0	US$	46.7	US$	4,334.5	US$	4,645.7	US$	7,831.3	US$	27,529.9	US$	13,179.6	US$	57,627.7

Receivable By Industry
Non-performing Financing Receivables
Non-performing
loans by industry as of March 31, 2020 and March 31, 2021 are as follows:

	As of March 31, 2020
	(In millions)
Gross non-performing loans by industry:
—Agri Production—Food	Rs.	22,546.3
—Consumer Loans		21,718.9
—Road Transportation		13,067.6
—Retail Trade		8,823.1
—Food and Beverage		8,137.5
—Others (none greater than 5% of non-performing loans)		83,133.5

Total	Rs.	157,426.9

	As of March 31, 2021
	(In millions)
Gross non-performing loans by industry:
—Consumer Loans	Rs.	47,028.8	US$	643.0
—Agri Production—Food		21,028.5		287.5
—Road Transportation		18,344.8		250.8
—Retail Trade		17,242.9		235.8
—Agri Allied		10,829.6		148.1
—Others (none greater than 5% of non-performing loans)		99,307.8		1,357.8

Total	Rs.	213,782.4	US$	2,923.0

Summary information relating to
non-performing
loans during the fiscal year ended March 31, 2019, March 31, 2020 and March 31, 2021 is as follows:

	Fiscal year ended March 31,
	2019		2020		2021		2021
	(In millions)
Average non-performing loans, net of allowance	Rs.	50,378.2	Rs.	55,232.3	Rs.	73,435.6	US$	1,004.0
Interest income recognized on non-performing loans	Rs.	6,994.7	Rs.	10,160.5	Rs.	7,025.3	US$	96.1